Stock Incentive Plan - Schedule of Share-Based Payment Arrangement, Activity (Details) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Beginning balance, outstanding (in shares)	739,645			739,645
Grants (in shares)							0
Ending balance, outstanding (in shares)						739,645
2024 Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)	651,645			651,645
Grants (in shares)	446,137	67,333	690,645	589,333	690,645	766,333
Exercised (in shares)				(33,333)
Cancelled (in shares)				(66,667)
Ending balance, outstanding (in shares)		1,140,978		1,140,978		651,645
Exercisable (in shares)		417,513		417,513
Vested and expected to vest (in shares)		723,465		723,465
Weighted- Average Exercise Price
Beginning balance, outstanding (in dollars per share)	$ 2.25			$ 2.25
Granted under the 2024 Incentive Plan (in dollars per share)				2.41		$ 2.16
Exercised (in dollars per share)				2.25
Cancelled (in dollars per share)				2.25
Ending balance, outstanding (in dollars per share)		$ 2.34		2.34		$ 2.25
Exercisable (in dollars per share)		2.16		2.16
Vested and expected to vest (in dollars per share)		$ 2.44		$ 2.44
Weighted-Average Remaining Contractual Life (years)
Outstanding (in years)				9 years 2 months 12 days		9 years 6 months
Exercisable (in years)				9 years
Vest and expected to vest (in years)				9 years 3 months 18 days
Revised outstanding (in shares)						88,000
Inducement Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)	0			0
Grants (in shares)				108,333
Cancelled (in shares)				0
Ending balance, outstanding (in shares)		108,333		108,333		0
Exercisable (in shares)		0		0
Vested and expected to vest (in shares)		108,333		108,333
Weighted- Average Exercise Price
Beginning balance, outstanding (in dollars per share)	$ 0			$ 0
Granted under the 2024 Incentive Plan (in dollars per share)				7.47
Cancelled (in dollars per share)				0
Ending balance, outstanding (in dollars per share)		$ 7.47		7.47		$ 0
Exercisable (in dollars per share)		0		0
Vested and expected to vest (in dollars per share)		$ 7.47		$ 7.47
Weighted-Average Remaining Contractual Life (years)
Outstanding (in years)				9 years 10 months 24 days		0 years
Exercisable (in years)				0 years
Vest and expected to vest (in years)				9 years 10 months 24 days